CALVERT EMERGING MARKETS EQUITY FUND

CALVERT INTERNATIONAL EQUITY FUND

CALVERT INTERNATIONAL OPPORTUNITIES FUND

CALVERT MID-CAP FUND

(formerly Calvert Capital Accumulation Fund)

Supplement to Statement of Additional Information dated

February 1, 2018 as revised April 5, 2018

The following replaces information regarding Hermes Investment Management Limited under “Sub-Advisers” in “Investment Adviser and Sub-Advisers”:

Hermes Investment Management Limited (“Hermes”) is a wholly owned subsidiary of Hermes Fund Managers Limited, which is 60% owned by Federated Investors, Inc., 29.5% owned by BT Pension Scheme (“BTPS”) and 10.5% owned by an employee benefit trust created by BTPS for the benefit of certain members of Hermes’ management and other employees.

The following table sets forth the sub-advisory fees of Calvert Emerging Markets Equity Fund paid by CRM to Hermes for the period December 31, 2016 to September 30, 2017:

Sub-Advisory Fee for Fiscal Period Ended
Fund	9/30/17
Calvert Emerging Markets Equity Fund	$634,670

July 2, 2018